UNSETTLED ACTION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
8. UNSETTLED ACTION

A claim against the Company was served on January 17, 2014 by Vintage Filings PR News wire in the Superior Court of New Jersey for approximately $5,900 related to services rendered in 2012. The claim was settled in April 2014 for $6,083, including fees, which is included in accounts payable and accrued expenses in the accompanying balance sheets. In September 2014, $500.00 was paid by CUBBO, Inc. with respect to the judgment. The plaintiff initially agreed to defer taking action to enforce the judgment; however, the time frame which the plaintiff initially agreed upon has expired. The Company intends to negotiate an extension which the Company believes shall be sufficient time to complete this offering.

A claim against the Company was served on January 17, 2014 by Vintage Filings PR Newswire in the Superior Court of New Jersey for approximately $5,900 related to services rendered in 2012. The claim was settled in April 2014 for $6,083, including fees, which is included in accounts payable and accrued expenses in the accompanying balance sheets. In September 2014, $500.00 was paid by CUBBO, Inc. with respect to the judgment. The plaintiff initially agreed to defer taking action to enforce the judgment; however, the time frame which the plaintiff initially agreed upon has expired. The Company is in the process of negotiating an extension which the Company believes shall be sufficient time to complete a registration statement on Form S-1 to raise $350,000.